Noncontrolling interests (Details narrative) - USD ($) $ in Millions	Oct. 03, 2019	Dec. 31, 2023
Noncontrolling interests
Interest percentage	40.00%
Fund capital improvements	$ 15.0
Ownership amount	$ 5.0
Non-controlling interests		$ 14.3